OPERATING SEGMENTS - Long Lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Non-current assets	$ 719,139	$ 721,956
Canada
Disclosure of geographical areas [line items]
Non-current assets	348,455	372,389
United States
Disclosure of geographical areas [line items]
Non-current assets	224,612	256,184
Argentina
Disclosure of geographical areas [line items]
Non-current assets	79,250	26,008
Mexico
Disclosure of geographical areas [line items]
Non-current assets	66,131	66,561
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 691	$ 814